UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     October 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Health Sciences
Fund

10.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

Trustees & officers
page 29

For more information
page 33


Dear Fellow Shareholders,

The stock market made little, if any, headway year-to-date through October 2004, as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, geopolitical issues and a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election over and oil prices moderating somewhat.

Year-to-date through October 31, 2004, the Standard & Poor's 500 Index was up 3.06%, while the Dow Jones Industrial Average and the Nasdaq Composite Index were slightly negative, returning -2.40% and -1.05%, respectively. Despite the Federal Reserve's three hikes in short-term interest rates from historic lows, bonds still managed to outperform stocks, with the Lehman Brothers Aggregate Bond Index up 4.22%.

In news closer to home, we are pleased to announce that on June 15, 2004, your fund's Board of Trustees appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by John Hancock Funds LLC's former Chairman and Chief Executive Officer, Maureen Ford Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer


This commentary reflects the CEO's views as of October 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth of
capital by normally
investing at least
80% of its assets
in stocks of U.S.
and foreign health
sciences companies.

Over the last twelve months

* Health care stocks posted decent returns, but lagged the overall stock market chiefly due to uncertainty over the presidential election and product disappointments.

* The Fund benefited from good stock selection, particularly in the biotech and medical technology sectors.

* Large drug companies and generic drug makers disappointed investors due to pipeline and pricing concerns.

[Bar chart with heading "John Hancock Health Sciences Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the 8.62% total return for Class A. The second bar represents the 7.86% total return for Class B. The third bar represents the 7.86% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.7%   Medtronic, Inc.
 4.6%   Amgen, Inc.
 4.4%   UnitedHealth Group, Inc.
 4.3%   Pfizer, Inc.
 2.9%   Stryker Corp.
 2.8%   Teva Pharmaceutical Industries Ltd.
 2.7%   Zimmer Holdings, Inc.
 2.7%   Genentech, Inc.
 2.7%   St. Jude Medical, Inc.
 2.4%   Gilead Sciences, Inc.

As a percentage of net assets on October 31, 2004.

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Health Sciences Fund

Health care stocks posted decent returns for the 12 months ended October 31, 2004, although they lagged the overall stock market primarily due to the uncertainty over the outcome of the U.S. presidential election and product-related disappointments. In the months leading up to the cliffhanger race for the president, investors worried that a change in administration would mean more regulation, would open the door to cheap drugs from abroad, would impose price curbs and would tamper with the recent Medicare reform initiatives. Product-related disappointments -- including Merck's recall of its arthritis treatment Vioxx after it was shown to increase the risk of heart attacks and strokes, and Chiron's inability to ship flu vaccine after the U.K. suspended manufacturing of the product -- clouded the outlook for some segments of the health care group in the final months of the period. That said, there were plenty of positives for the health care sector during the year. Investors generally rewarded companies with innovative and exciting products, as well as those that continued to improve operational performance through cost control and efficiency programs.

"Health care stocks posted decent
 returns for the 12 months ended
 October 31, 2004..."

Performance review

For the 12 months ended October 31, 2004, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of 8.62%, 7.86% and 7.86%, respectively, at net asset value. During the same one-year period, the Russell 3000 Healthcare Index returned 3.02% and the average health/biotechnology fund had a total return of 5.93%, according to Lipper, Inc.,1 while the Standard & Poor's 500 Index returned 9.42%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

[A photo of Linda Miller flush right next to first paragraph.]

Managed care, biotechs top the charts

At the top of our best-performers list during the year were a number of managed care holdings, including UnitedHealth Group, Wellpoint Health and Anthem, Inc. These companies derived earnings increases from hefty health-care premium hikes they charged their customers, which more than offset the rising medical costs the HMOs incurred. They also benefited from their focus on enhancing productivity, controlling costs and improving their balance sheets.

Many of our biotech holdings also performed quite well this year. Our biggest winners were OSI Pharmaceuticals and Biogen Idec. OSI's stock price began zooming higher in June on news that its experimental cancer drug Tarceva had extended survival in late-stage lung cancer patients. Tarceva is what's known as an epidermal growth factor receptor inhibitor that shrinks tumors by blocking proteins that promote the spread of cancer cells. In the fall, the stock got another boost when the company announced that it had received fast-track regulatory approval from the Food and Drug Administration for Tarceva, meaning the agency has six months from the application receipt date, or until January 30, 2005, to take action. OSI is developing the drug with Genentech, another of the Fund's larger and better-performing holdings during the year.

"At the top of our best-performers
 list during the year were a number
 of managed care holdings..."

Biogen Idec's shares also posted strong gains in part due to excitement over the company's Antegren drug to treat multiple sclerosis. The drug may launch later this year or early in 2005. Another winner was Eyetech Pharmaceuticals, which was buoyed by investors' enthusiasm over the company's experimental treatment Macugen, a drug for the sight-robbing disease called wet age-related macular degeneration. Investors also liked the fact that the company has plenty of financial support from its marketing and development partner Pfizer. We also enjoyed good gains from our holdings in Tularik, which was lifted mid-year by news that the company -- which develops potential therapies for cancer, diabetes and obesity -- was to be acquired by Amgen, the world's largest biotech company. Unfortunately, Amgen's stock moved sideways for most of the year despite continuing strong sales and profits from its drugs for anemia and arthritis.

[Table at top left-hand side of page entitled "Top five industry groups."
The first listing is Health care equipment 27%, the second is Biotechnology 26%, the third is Pharmaceuticals 20%, the fourth is Health care services 11% and the fifth is Managed health care 6%.]

Our focus on medical device companies also aided performance. St. Jude Medical posted rising profits thanks to robust sales of its new product used to treat heart failure. Device makers Medtronic and Guidant also performed well, particularly after the Centers for Medicare and Medicaid Services announced that they would expand reimbursement coverage of cardiac defibrillator devices to new patients.

Drug companies falter

Our underweighting in big drug companies, which came under pressure due to political and pipeline concerns, helped us, but our holdings in generic drug companies generally detracted from performance. Generic drug makers -- including Mylan Laboratories, Barr Pharmaceuticals and Watson Pharmaceuticals -- were hurt by increased competition and pressure to reduce prices. We also suffered losses with Chiron, which plummeted on news that U.K. authorities prohibited the company from shipping Fluvirin this season, which accounts for about 50% of the flu vaccines sold in the U.S.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-04." The chart is divided into two sections (from top to left): Common stocks 96%, and Short-term investments & other 4%. ]

Outlook

We're reasonably optimistic about the prospects for health care stocks. The world's aging population provides strong underpinnings for the bullish future of health care stocks over the long term. We believe that there are other, more near-term factors working in the group's favor. Just after the Fund's fiscal year ended, President Bush was re-elected to a second term. That seemed to reassure investors that status quo, rather than radical

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is OSI Pharmaceuticals followed by an up arrow with the phrase "Positive clinical trials for lung-cancer drug boosts stock." The second listing is Medtronic followed by an up arrow with the phrase "Expanded reimbursement for heart products fuels demand." The third listing is Chiron followed by a down arrow with the phrase "U.K. shuts down manufacturing of flu vaccine."]

change, will be the watchwords for national health-care policies. Furthermore, the fact that the economy is growing at a modest pace is a positive. Historically speaking, health care companies tend to do best in that environment because more robust economic growth tends to attract investors to faster-growing segments of the market. Given those relatively benign external factors, the performance of health care stocks likely will hinge on innovation, new product approval and valuations. We're impressed with the current pace of innovation, although new product approvals may slow somewhat as the FDA takes a more cautious view in light of recent developments with Merck and Chiron. In terms of valuations, there remain many reasonably priced opportunities, although some stocks appear to have gotten too expensive. In our view, those factors all add up to an environment that we believe plays to our stock-picking strengths.

"We're reasonably optimistic about
 the prospects for health care stocks."


This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
October 31, 2004

                                           Class A      Class B      Class C
Inception date                             10-1-91       3-7-94       3-1-99

Average annual returns with maximum sales charge (POP)
One year                                      3.20%        2.86%        6.86%
Five years                                    5.26         5.28         5.60
Ten years                                    10.83        10.76           --
Since inception                                 --           --         4.31

Cumulative total returns with maximum sales charge (POP)
One year                                      3.20         2.86         6.86
Five years                                   29.21        29.33        31.33
Ten years                                   179.56       177.87           --
Since inception                                 --           --        27.04

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

                                                      Russell
             Cum Value    Cum Value                      3000
               of $10K      of $10K      S&P 500   Healthcare
Plot Date     (No Load)     (w/Load)       Index        Index

10-31-94       $10,000       $9,500      $10,000      $10,000
11-30-94         9,800        9,308        9,636       10,041
4-30-95         11,110       10,552       11,046       11,358
10-31-95        13,100       12,443       12,643       13,921
4-30-96         16,334       15,515       14,383       16,142
10-31-96        14,834       14,089       15,689       17,231
4-30-97         15,238       14,473       17,998       19,574
10-31-97        18,784       17,841       20,729       22,954
4-30-98         21,977       20,874       25,394       29,094
10-31-98        21,397       20,323       25,290       30,618
4-30-99         21,150       20,089       30,932       32,603
10-31-99        21,643       20,556       31,782       33,248
4-30-00         25,462       24,184       34,069       34,275
10-31-00        31,561       29,977       33,722       40,986
4-30-01         28,058       26,649       29,652       37,826
10-31-01        27,281       25,912       25,325       37,291
4-30-02         27,016       25,660       25,911       35,255
10-31-02        23,611       22,425       21,499       30,427
4-30-03         24,012       22,807       22,464       31,557
10-31-03        27,097       25,737       25,976       33,549
4-30-04         31,687       30,097       27,605       37,431
10-31-04        29,433       27,956       28,411       34,564

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Russell 3000 Healthcare Index and is equal to $34,564 as of October 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $29,433 as of October 31, 2004. The third line represents Standard & Poor's 500 Index and is equal to $28,411 as of October 31, 2004. The fourth line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $27,956 as of October 31, 2004.]

                                   Class B 1     Class C 1
Period beginning                  10-31-94        3-1-99
Health Sciences Fund               $27,787       $12,704
Index 1                             28,411         9,939
Index 2                             34,564        10,164

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Healthcare Index -- Index 2 -- is a capitalization-weighted index composed of companies involved in medical services or health care.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on April 30, 2004, with the same investment held until October 31, 2004.


Account value                                              Expenses paid
$1,000.00                             Ending value         during period
on 4-30-04                             on 10-31-04        ended 10-31-04 1
--------------------------------------------------------------------------
Class A                                    $928.90                 $7.68
Class B                                     925.60                 11.05
Class C                                     925.60                 11.05


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on April 30, 2004, with the same investment held until October 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                 Expenses paid
$1,000.00                Ending value         during period
on 4-30-04                on 10-31-04        ended 10-31-04 1
-------------------------------------------------------------
Class A                     $1,017.17                 $8.03
Class B                      1,013.66                 11.55
Class C                      1,013.66                 11.55

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.58%, 2.28% and 2.28% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2004

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                   Shares           Value
Common stocks 96.41%                                                                               $262,127,775
(Cost $184,126,224)

Biotechnology 26.18%                                                                                 71,178,084
Affymetrix, Inc. (I)(L)                                                                  76,300       2,327,150
Alkermes, Inc. (I)(L)                                                                    43,029         532,269
Amgen, Inc. (I)                                                                         220,000      12,496,000
AtheroGenics, Inc. (I)(L)                                                                55,000       1,646,700
Biogen Idec, Inc. (I)(L)                                                                100,000       5,816,000
Celgene Corp. (I)                                                                        70,000       2,073,400
Charles River Laboratories International, Inc. (I)(L)                                    55,000       2,573,450
Cotherix, Inc. (I)                                                                      154,540         927,240
Eyetech Pharmaceuticals, Inc. (I)(L)                                                     80,000       3,395,200
Genentech, Inc. (I)(L)                                                                  160,000       7,284,800
Genzyme Corp. (I)(L)                                                                    110,000       5,771,700
Gilead Sciences, Inc. (I)(L)                                                            190,000       6,579,700
Kosan Biosciences, Inc. (I)                                                             140,000         875,000
Millennium Pharmaceuticals, Inc. (I)(L)                                                 165,000       2,141,700
Nabi Biopharmaceuticals (I)                                                              97,500       1,350,375
Neurocrine Biosciences, Inc. (I)(L)                                                      70,000       3,258,500
OSI Pharmaceuticals, Inc. (I)(L)                                                         50,000       3,249,000
Protein Design Labs, Inc. (I)(L)                                                        100,000       1,915,000
Sepracor, Inc. (I)(L)                                                                    60,000       2,755,800
Telik, Inc. (I)(L)                                                                       60,000       1,107,000
Vicuron Pharmaceuticals, Inc. (I)                                                       100,000       1,402,000
ZymoGenetics, Inc. (I)                                                                   90,000       1,700,100

Health Care Equipment 27.49%                                                                         74,741,600
American Medical Systems Holdings, Inc. (I)                                              65,000       2,411,500
ArthroCare Corp. (I)(L)                                                                 110,000       3,389,100
Beckman Coulter, Inc.                                                                    50,000       2,975,000
Boston Scientific Corp. (I)                                                             165,000       5,824,500


See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                   Shares           Value
Health Care Equipment (continued)
DENTSPLY International, Inc.                                                             55,000      $2,860,550
Fisher Scientific International, Inc. (I)(L)                                             50,000       2,868,000
Gen-Probe, Inc. (I)                                                                      85,000       2,978,400
Guidant Corp.                                                                            50,000       3,331,000
Integra LifeSciences Holdings (I)                                                        62,500       2,005,000
Invitrogen Corp. (I)(L)                                                                  40,000       2,316,000
Kinetic Concepts, Inc. (I)                                                               80,000       3,986,400
Medtronic, Inc.                                                                         250,000      12,777,500
St. Jude Medical, Inc. (I)                                                               95,000       7,274,150
Stryker Corp. (L)                                                                       180,000       7,756,200
Varian Medical Systems, Inc. (I)(L)                                                     115,000       4,617,250
Zimmer Holdings, Inc. (I)(L)                                                             95,000       7,371,050

Health Care Facilities 4.19%                                                                         11,394,900
Community Health Systems, Inc. (I)                                                      100,000       2,682,000
DaVita, Inc. (I)                                                                        110,000       3,258,200
HCA, Inc.                                                                                60,000       2,203,800
VCA Antech, Inc. (I)                                                                    145,000       3,250,900

Health Care Services 11.33%                                                                          30,813,400
Accredo Health, Inc. (I)                                                                 30,000         690,900
Advisory Board Co. (The) (I)(L)                                                          85,000       2,769,300
Caremark Rx, Inc. (I)(L)                                                                190,000       5,694,300
Covance, Inc. (I)                                                                        85,000       3,376,200
ICON Plc American Depositary Receipts (ADR) (Ireland) (I)(L)                             75,000       2,475,750
IDX Systems Corp. (I)                                                                    80,000       2,682,800
Medco Health Solutions, Inc. (I)                                                        100,000       3,391,000
Omnicare, Inc.                                                                           50,000       1,379,500
Quest Diagnostics, Inc.                                                                  35,000       3,063,900
Stericycle, Inc. (I)(L)                                                                  75,000       3,399,750
WebMD Corp. (I)(L)                                                                      250,000       1,890,000

Health Care Supplies 1.80%                                                                            4,882,900
Johnson & Johnson                                                                        80,000       4,670,400
Retractable Technologies, Inc. (I)(L)                                                    50,000         212,500

Managed Health Care 5.72%                                                                            15,564,000
Anthem, Inc. (I)(L)                                                                      45,000       3,618,000
UnitedHealth Group, Inc.                                                                165,000      11,946,000


See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                   Shares           Value
Pharmaceuticals 19.70%                                                                              $53,552,891
Abbott Laboratories                                                                     130,000       5,541,900
Alcon, Inc. (Switzerland)                                                                65,000       4,628,000
Allergan, Inc.                                                                           25,000       1,789,000
AstraZeneca Plc (ADR) (United Kingdom)                                                   70,000       2,884,000
EPIX Pharmaceuticals, Inc. (I)                                                          100,000       1,563,000
Forest Laboratories, Inc. (I)                                                            65,000       2,899,000
IVAX Corp. (L)                                                                          110,000       1,991,000
Medicines Co. (The) (I)(L)                                                              125,000       3,330,000
Novartis AG (ADR) (Switzerland)                                                         130,000       6,241,300
Pfizer, Inc.                                                                            400,000      11,580,000
Roche Holding AG (Switzerland)                                                           35,000       3,565,691
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                      290,000       7,540,000


                                                                       Interest       Par value
Issuer, description, maturity date                                     rate               (000)           Value
Short-term investments 34.89%                                                                       $94,873,709
(Cost $94,873,709)

Joint Repurchase Agreement 3.03%                                                                      8,252,000
Investment in a joint repurchase agreement transaction with
Morgan Stanley -- Dated 10-29-04, due 11-01-04
(secured by U.S. Treasury Bond 8.125% due 08-15-19,
U.S. Treasury Note 5.875% due 11-15-04, U.S. Treasury
Inflation Indexed Bonds 3.625% due 04-15-28 and
3.375% due 04-15-32, and U.S. Treasury Inflation
Indexed Notes 3.375% thru 3.875% due 01-15-09
thru 01-15-12)                                                            1.770%         $8,252       8,252,000


                                                                                         Shares
Cash Equivalents 31.86%                                                                              86,621,709
AIM Cash Investment Trust (T)                                                        86,621,709      86,621,709

Total investments 131.30%                                                                          $357,001,484

Other assets and liabilities, net (31.30%)                                                         ($85,101,313)

Total net assets 100.00%                                                                           $271,900,171



See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2004.

(T) Represents investment of securities lending collateral. Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

October 31, 2004
(unaudited)

This table shows the
Fund's investments
as a percentage
of net assets,
aggregated by
various countries
and industries.


Country diversification        Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
Ireland                                                             0.91%
Israel                                                              2.77
Switzerland                                                         5.31
United Kingdom                                                      1.06
United States                                                     121.25

Industry distribution          Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
Biotechnology                                                      26.18%
Health Care Equipment                                              27.49
Health Care Facilities                                              4.19
Health Care Services                                               11.33
Health Care Supplies                                                1.80
Managed Health Care                                                 5.72
Pharmaceuticals                                                    19.70
Short-term Investments                                             34.89


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

October 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


Assets
Investments at value (cost $278,999,933)
including $84,985,627 of securities loaned                       $357,001,484
Cash                                                                      227
Receivable for investments sold                                     3,783,776
Receivable for shares sold                                             27,247
Dividends and interest receivable                                      64,522
Other assets                                                           15,198

Total assets                                                      360,892,454

Liabilities
Payable for investments purchased                                   1,318,475
Payable for shares repurchased                                        274,704
Payable upon return of securities loaned                           86,621,709
Payable to affiliates
Management fees                                                       574,977
Distribution and service fees                                          29,469
Other                                                                  91,228
Other payables and accrued expenses                                    81,721

Total liabilities                                                  88,992,283

Net assets
Capital paid-in                                                   187,729,419
Accumulated net realized gain on investments
and foreign currency transactions                                   6,175,749
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies                                              78,001,877
Accumulated net investment loss                                        (6,874)

Net assets                                                       $271,900,171

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($125,125,836 [DIV] 2,895,273 shares)                          $43.22
Class B ($133,553,641 [DIV] 3,354,889 shares)                          $39.81
Class C ($13,220,694 [DIV] 332,110 shares)                             $39.81

Maximum offering price per share
Class A 1 ($43.22 [DIV] 95%)                                           $45.49


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
October 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.


Investment income
Dividends (net of foreign withholding taxes of $38,303)            $1,174,458
Securities lending                                                    211,734
Interest                                                              105,822

Total investment income                                             1,492,014

Expenses
Investment management fees                                          2,283,152
Class A distribution and service fees                                 384,964
Class B distribution and service fees                               1,550,706
Class C distribution and service fees                                 142,009
Class A, B and C transfer agent fees                                1,164,726
Accounting and legal services fees                                     80,623
Printing                                                               66,101
Custodian fees                                                         46,680
Miscellaneous                                                          51,456
Registration and filing fees                                           39,232
Professional fees                                                      37,199
Trustees' fees                                                         16,788
Securities lending fees                                                 5,640
Interest                                                                  124

Total expenses                                                      5,869,400
Less expense reductions                                                  (370)

Net expenses                                                        5,869,030

Net investment loss                                                (4,377,016)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments                                                        22,497,612
Foreign currency transactions                                         (18,637)
Change in net unrealized appreciation (depreciation) of
Investments                                                         5,298,985
Translation of assets and liabilities in foreign currencies               237

Net realized and unrealized gain                                   27,778,197

Increase in net assets from operations                            $23,401,181


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.


                                                          Year          Year
                                                         ended         ended
                                                      10-31-03      10-31-04

Increase (decrease) in net assets
From operations

Net investment loss                                ($4,025,912)  ($4,377,016)
Net realized gain                                   19,286,206    22,478,975
Change in net unrealized
appreciation (depreciation)                         21,020,120     5,299,222

Increase in net assets resulting
from operations                                     36,280,414    23,401,181
From Fund share transactions                       (36,109,836)  (35,461,797)

Net assets
Beginning of period                                283,790,209   283,960,787

End of period 1                                   $283,960,787  $271,900,171


1 Includes accumulated net investment loss of $5,777 and $6,874, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          10-31-00    10-31-01    10-31-02    10-31-03    10-31-04
Per share operating performance
Net asset value,
beginning of period                                     $34.28      $49.99      $40.06      $34.67      $39.79
Net investment loss 1                                    (0.33)      (0.37)      (0.41)      (0.38)      (0.47)
Net realized and unrealized
gain (loss) on investments                               16.04       (5.99)      (4.98)       5.50        3.90
Total from
investment operations                                    15.71       (6.36)      (5.39)       5.12        3.43
Less distributions
From net realized gain                                      --       (3.57)         --          --          --
Net asset value, end of period                          $49.99      $40.06      $34.67      $39.79      $43.22
Total return 2 (%)                                       45.83      (13.56)     (13.45)      14.77        8.62

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $178        $145        $110        $117        $125
Ratio of expenses
to average net assets (%)                                 1.50        1.50        1.59        1.67        1.57
Ratio of net investment loss
to average net assets (%)                                (0.75)      (0.87)      (1.06)      (1.04)      (1.08)
Portfolio turnover (%)                                     147          91          85          95          54



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                          10-31-00    10-31-01    10-31-02    10-31-03    10-31-04
Per share operating performance
Net asset value,
beginning of period                                     $32.83      $47.55      $37.68      $32.39      $36.91
Net investment loss 1                                    (0.60)      (0.63)      (0.63)      (0.59)      (0.72)
Net realized and unrealized
gain (loss) on investments                               15.32       (5.67)      (4.66)       5.11        3.62
Total from
investment operations                                    14.72       (6.30)      (5.29)       4.52        2.90
Less distributions
From net realized gain                                      --       (3.57)         --          --          --
Net asset value, end of period                          $47.55      $37.68      $32.39      $36.91      $39.81
Total return 2 (%)                                       44.84      (14.18)     (14.04)      13.95        7.86

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $294        $231        $162        $154        $134
Ratio of expenses
to average net assets (%)                                 2.20        2.20        2.29        2.37        2.27
Ratio of net investment loss
to average net assets (%)                                (1.46)      (1.57)      (1.76)      (1.74)      (1.77)
Portfolio turnover (%)                                     147          91          85          95          54



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                          10-31-00    10-31-01    10-31-02    10-31-03    10-31-04
Per share operating performance
Net asset value,
beginning of period                                     $32.83      $47.55      $37.68      $32.39      $36.91
Net investment loss 1                                    (0.64)      (0.63)      (0.63)      (0.59)      (0.72)
Net realized and unrealized
gain (loss) on investments                               15.36       (5.67)      (4.66)       5.11        3.62
Total from
investment operations                                    14.72       (6.30)      (5.29)       4.52        2.90
Less distributions
From net realized gain                                      --       (3.57)         --          --          --
Net asset value, end of period                          $47.55      $37.68      $32.39      $36.91      $39.81
Total return 2 (%)                                       44.84      (14.18)     (14.04)      13.95        7.86

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $14         $15         $12         $13         $13
Ratio of expenses
to average net assets (%)                                 2.20        2.20        2.29        2.37        2.27
Ratio of net investment loss
to average net assets (%)                                (1.50)      (1.58)      (1.76)      (1.73)      (1.78)
Portfolio turnover (%)                                     147          91          85          95          54


1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.


See notes to
financial statements.

NOTES TO
STATEMENTS


Note A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distri bution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2004, the Fund loaned securities having a market value of $84,985,627 collateralized by cash in the amount of $86,621,709. The cash collateral was invested in a short-term instrument. Security lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2004, the components of distributable earnings on a tax basis were $10,199,370 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.


Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accord ingly, the expense reductions related to custody fee offsets amounted to $370, and had no impact on the Fund's ratio of expenses to average net assets for the year ended October 31, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges.

During the year ended October 31, 2004, JH Funds received net up-front sales charges of $185,741 with regard to sales of Class A shares. Of this amount, $26,095 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $123,039 was paid as sales commissions to unrelated broker-dealers and $36,607 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended October 31, 2004, JH Funds received net up-front sales charges of $16,227 with regard to sales of Class C shares. Of this amount, $15,688 was paid as sales commissions to unrelated broker-dealers and $539 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2004, CDSCs received by JH Funds amounted to $242,814 for Class B shares and $555 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended October 31, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $80,623. The Fund also paid the Adviser the amount of $755 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 10-31-03                     Year ended 10-31-04
                           Shares             Amount              Shares              Amount
Class A shares
Sold                      611,552        $22,343,109             838,297         $37,031,926
Repurchased              (856,289)       (30,738,589)           (881,741)        (38,668,127)
Net decrease             (244,737)       ($8,395,480)            (43,444)        ($1,636,201)

Class B shares
Sold                      333,518        $11,357,801             570,109         $22,972,932
Repurchased            (1,141,112)       (38,411,221)         (1,396,371)        (56,382,735)
Net decrease             (807,594)      ($27,053,420)           (826,262)       ($33,409,803)

Class C shares
Sold                       65,171         $2,217,346              92,939          $3,788,765
Repurchased               (86,440)        (2,878,282)           (105,002)         (4,204,558)
Net decrease              (21,269)         ($660,936)            (12,063)          ($415,793)

Net decrease           (1,073,600)      ($36,109,836)           (881,769)       ($35,461,797)


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2004, aggregated $156,021,664 and $187,937,528, respectively.

The cost of investments owned on October 31, 2004, including short-term investments, for federal income tax purposes was $283,023,554. Gross unrealized appreciation and depreciation of investments aggregated $76,622,172 and $2,644,242, respectively, resulting in net unrealized appreciation of $73,977,930. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended October 31, 2004, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $18,929, a decrease in accumulated net investment loss of $4,375,919 and a decrease in capital paid-in of $4,394,848. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for net operating loss, deferred compensa tion and certain foreign currency adjustments. The calculation of net investment loss per share in the Fund's Finan cial Highlights excludes these adjustments.

Note F
Subsequent event

A special meeting of shareholders was held on December 1, 2004, at which time one or more new

Trustees were elected to the Fund's Board of Trustees. Several Trustees had reached the age for mandatory retirement and plan to retire in 2004 and 2005. The Board of Trustees recommended and shareholders approved a proposal to consolidate the two panels into one Board of Trustees for all open-end funds within the John Hancock funds complex. The effective date for the newly elected Trustees to the Fund will be January 1, 2005.

AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Health Sciences Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Health Sciences Fund (the "Fund") at October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2004

TAX
INFORMATION

Unaudited


For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2004.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for the calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                      Number of
Position(s) held with Fund                                                                  Trustee         John Hancock
Principal occupation(s) and other                                                           of Fund       funds overseen
directorships during past 5 years                                                           since 1           by Trustee
Charles L. Ladner, 2 Born: 1938                                                              2004                     49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

Dennis S. Aronowitz, Born: 1931                                                              1991                     21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                          1991                     21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                              1991                     21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance) (until 2004); Director, Hudson City Savings Bank
(since 1995); Director, Hudson City Bancorp (since 1999); Trustee, Scholarship
Fund for Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                               1996                     21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).


29




Name, age                                                                                                      Number of
Position(s) held with Fund                                                                  Trustee         John Hancock
Principal occupation(s) and other                                                           of Fund       funds overseen
directorships during past 5 years                                                           since 1           by Trustee
William F. Glavin, 2 Born: 1932                                                              1996                     21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

John A. Moore, 2 Born: 1939                                                                  1996                     31
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                          1996                     31
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

John W. Pratt, Born: 1931                                                                    1996                     21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).




Non-Independent Trustees 3

Name, age                                                                                                      Number of
Position(s) held with Fund                                                                  Trustee         John Hancock
Principal occupation(s) and other                                                           of Fund       funds overseen
directorships during past 5 years                                                           since 1           by Trustee
James A. Shepherdson, Born: 1952                                                             2004                     49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation (since 2004);
Chairman, Director, President and Chief Executive Officer, John Hancock
Advisers, LLC and The Berkeley Financial Group, LLC (holding company);
Chairman, Director, President and Chief Executive Officer, John Hancock
Funds, LLC; Chairman, President, Director and Chief Executive Officer,
Sovereign Asset Management Corporation ("SAMCorp"); Director, Chairman
and President, NM Capital Management, Inc.; President, John Hancock
Retirement Services, John Hancock Life Insurance Company (until 2004);
Chairman, Essex Corporation (until 2004); Co-Chief Executive Officer,
MetLife Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


30




Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                       Officer
Principal occupation(s) and                                                                                      of Fund
directorships during past 5 years                                                                                  since
William H. King, Born: 1952                                                                                         1991
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                         1991
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Financial Group, LLC;
Vice President, Signature Services (until 2000); Director, Senior Vice President and Secretary,
NM Capital Management, Inc.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone         On the Fund's Web site   On the SEC's Web site

1-800-225-5291   www.jhfunds.com/proxy    www.sec.gov


Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110


How to contact us

Internet   www.jhfunds.com

Mail       Regular mail:                     Express mail:
           John Hancock                      John Hancock
           Signature Services, Inc.          Signature Services, Inc.
           1 John Hancock Way, Suite 1000    Mutual Fund Image Operations
           Boston, MA 02217-1000             529 Main Street
                                             Charlestown, MA 02129

Phone      Customer service representatives  1-800-225-5291
           24-hour automated information     1-800-338-8080
           TDD line                          1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of the John Hancock
Health Sciences Fund.

2800A  10/04
       12/04

JOHN HANCOCK
Biotechnology Fund

10.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

Trustees & officers
page 28

For more information
page 33


Dear Fellow Shareholders,

The stock market made little, if any, headway year-to-date through October 2004, as it wrestled with a variety of uncertainties. Questions about the continuing strength of the economy, the effects of rising interest rates and expectations for corporate earnings growth kept investors jittery. In addition, record high crude oil prices, geopolitical issues and a closely contested U.S. presidential race all weighed on the market. The picture brightened in early November with the election over and oil prices moderating somewhat.

Year-to-date through October 31, 2004, the Standard & Poor's 500 Index was up 3.06%, while the Dow Jones Industrial Average and the Nasdaq Composite Index were slightly negative, returning -2.40% and -1.05%, respectively. Despite the Federal Reserve's three hikes in short-term interest rates from historic lows, bonds still managed to outperform stocks, with the Lehman Brothers Aggregate Bond Index up 4.22%.

In news closer to home, we are pleased to announce that on June 15, 2004, your fund's Board of Trustees appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by John Hancock Funds LLC's former Chairman and Chief Executive Officer, Maureen Ford Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer


This commentary reflects the CEO's views as of October 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally investing
at least 80% of its
assets in securities
of U.S. and foreign
biotechnology
companies.

Over the last twelve months

* Biotechnology stocks posted decent returns, but performed far better in the first half than they did in the second.

* The Fund benefited from good stock selection.

* Smaller companies with funding concerns disappointed investors.

[Bar chart with heading "John Hancock Biotechnology Fund". Under the heading is a note that reads "Fund performance for the year ended October 31, 2004." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 6.36% total return for Class A. The second bar represents the 5.65% total return for Class B. The third bar represents the 5.65% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

13.1%   Amgen, Inc.
 6.3%   Biogen Idec, Inc.
 5.3%   Gilead Sciences, Inc.
 4.4%   Genentech, Inc.
 4.0%   Genzyme Corp.
 3.1%   Teva Pharmaceutical Industries Ltd.
 2.6%   Affymetrix, Inc.
 2.5%   OSI Pharmaceuticals, Inc.
 2.4%   Medicines Co. (The)
 2.4%   Celgene Corp.

As a percentage of net assets on October 31, 2004

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Biotechnology Fund

Biotechnology stocks posted decent returns for the 12 months ended October 31, 2004, although they fared far better in the first half of the period than they did in the second. Much of the sector's early strength can be traced to relatively strong economic conditions, which fueled demand for faster growing stocks, as well as positive clinical trial results and a rise in product approvals. But as robust economic growth gave way to more anemic conditions, biotech and other fast-growing stock sectors started to fade when investors gravitated to more stable, defensive sectors. Weakened equity markets called into question the ability of some biotech companies to tap them for funding. Other difficulties confronting biotechs included worries that a change in the White House would mean more regulation, open the door to cheap drugs from abroad, impose price curbs and tamper with the recent Medicare reform initiatives. Product-related disappointments further clouded the outlook for biotech stocks in the final months of the period.

"Biotechnology stocks posted
 decent returns for the 12 months
 ended October 31, 2004, although
 they fared far better in the first
 half of the period than they did in
 the second."

Performance review

For the 12 months ended October 31, 2004, John Hancock Biotechnology Fund's Class A, Class B and Class C shares posted total returns of 6.36%, 5.65% and 5.65%, respectively, at net asset value. During the same one-year period, the more broadly diversified average health/biotechnology fund had a total return of 5.93%, according to Lipper, Inc.,1 while the Standard & Poor's 500 Index returned 9.42% and the Nasdaq Biotechnology Index returned -2.81%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results. The Fund's outperformance of its peers and benchmark Nasdaq Biotechnology Index can be attributed primarily to strong stock selection within the health care group.

[A photo of Linda Miller flush right next to first paragraph.]

New drugs boost leaders

At the top of our best-performers list were OSI Pharmaceuticals and Biogen Idec. OSI's stock price began zooming higher in June on news that its experimental cancer drug Tarceva had extended survival in late-stage lung cancer patients. Tarceva is what's known as an epidermal growth factor receptor inhibitor that shrinks tumors by blocking proteins that promote the spread of cancer cells. In the fall, the stock got another boost when the company announced that it had received fast-track regulatory approval from the Food and Drug Administration for Tarceva, meaning the agency has six months from the application receipt date, or until January 30, 2005, to take action. Biogen Idec's shares also posted strong gains in part due to excitement over the company's Antegren drug to treat the symptoms of multiple sclerosis, which may launch later this year. Another winner was Eyetech Pharmaceuticals, which was buoyed by investors' enthusiasm over the company's experimental treatment Macugen, a drug for the sight-robbing disease called wet age-related macular degeneration. Investors also liked the fact that the company has plenty of financial support from its marketing and development partner Pfizer. We also enjoyed good gains from our holdings in Tularik, which was lifted mid-year by news that the company -- which develops potential therapies for cancer, diabetes and obesity -- was to be acquired by Amgen, the world's largest biotech company. Unfortunately, Amgen's stock stumbled in reaction to concerns about new pricing guidelines for its chemotherapy-related products.

Other winners included Gilead Sciences, which enjoyed better-than-expected financial results thanks to strong sales growth of its HIV treatments, and Sepracor, which bounced back from a dismal 2003 thanks to clinical success of its drug used to treat insomnia.

"Merger and acquisition
 activity provided the
 underpinnings for some of
 our other best performers."

"Urge to merge"

Merger and acquisition activity provided the underpinnings for some of our other best performers. The stock price of Atrix Labs, which markets an injectable prostate drug, was boosted on news that it would be acquired by Vancouver-based biotech company QLT. Likewise, Ilex Oncology Inc, which makes a leukemia treatment, moved higher on news that Genzyme Corp. planned to acquire it.

[Table at top left-hand side of page entitled "Top industry groups." The first listing is Biotechnology 67%; the second is Pharmaceuticals 14%, the third is Health care equipment 10% and the fourth is Health care services 5%.]

Early stage companies fall out of favor

Companies dependent on the capital markets to fund their future growth fell out of favor during the year and were among our biggest disappointments. The main worry was that given the downturn in the stock market in the second half of the period, some biotech companies wouldn't be able to raise enough money to bring exciting and innovative products to market. Among our holdings that were hurt by this development were Human Genome Sciences, Amylin Pharmaceuticals, NPS Pharmaceuticals and Onyx Pharmaceuticals. We also suffered losses with Chiron, which plummeted on news that U.K. authorities prohibited the company from shipping Fluvirin this season, which was to account for about 50% of the flu vaccines sold in the United States. We sold the stock.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-04." The chart is divided into two sections (from top to left): Common stocks 95%, and Short-term investments & other 5%. ]

Outlook

We're reasonably optimistic about the prospects for biotech stocks. The world's aging population provides strong support for a bullish outlook for the group over the long term. We believe that there are other, more near-term factors working in the group's favor. Just after the Fund's fiscal year ended, President Bush was re-elected to a second term. That seemed to reassure investors that status quo, rather than radical change, will be the watchwords for national health care policies. Furthermore, large biotech companies enjoy a marketplace that has high barriers to entry, thereby limiting potential competition over the next year or so. But the performance

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is OSI Pharmaceuticals followed by an up arrow with the phrase "Positive clinical trials for lung cancer drug boost stock." The second listing is Gilead Sciences followed by an up arrow with the phrase, "Strong sales of HIV treatments fuel better financial results." The third listing is Chiron followed by a down arrow with the phrase, "U.K. shuts down manufacturing of flu vaccine."]

of biotech stocks will continue to hinge on innovation, new product approvals and valuations. We're impressed with the current pace of innovation, although new product approval may slow somewhat as the FDA takes a more cautious view in light of recent developments with Merck and Chiron. In terms of valuations, there remain many reasonably priced opportunities, although some stocks appear to have gotten too expensive. Given that funding could remain an issue for smaller companies, they are likely to remain the type of investment they've always been: more speculative ventures with poten tially higher rewards. In our view, those factors all add up to an environment that we believe plays to our stock-picking strengths.

"We're reasonably optimistic about
 the prospects for biotech stocks."


This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
October 31, 2004

                              Class A      Class B      Class C
Inception date                 3-1-01       3-1-01       3-1-01

Average annual returns with maximum sales charge (POP)
One year                         1.03%        0.65%        4.65%
Since inception                 -7.64        -7.74        -6.98

Cumulative total returns with maximum sales charge (POP)
One year                         1.03         0.65         4.65
Since inception                -25.28       -25.60       -23.30

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

             Cum Value    Cum Value                       Nasdaq
               of $10K      of $10K      S&P 500   Biotechnology
Plot Date     (No Load)     (w/Load)       Index           Index

3-1-01         $10,000       $9,500      $10,000         $10,000
3-31-01          8,520        8,091        9,366           7,966
4-30-01          9,870        9,373       10,094           9,476
7-31-01          9,300        8,832        9,817           9,030
10-31-01         9,490        9,012        8,621           8,975
1-31-02          8,609        8,176        9,227           8,104
4-30-02          6,927        6,578        8,820           6,768
7-31-02          5,606        5,324        7,498           5,334
10-31-02         5,556        5,276        7,318           5,314
1-31-03          5,105        4,848        7,103           5,051
4-30-03          5,586        5,305        7,647           5,966
7-31-03          7,368        6,997        8,296           7,614
10-31-03         7,398        7,025        8,842           7,432
1-31-04          8,429        8,004        9,560           8,048
4-30-04          8,979        8,527        9,397           8,121
7-31-04          7,808        7,415        9,389           7,138
10-31-04         7,868        7,472        9,663           7,338

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Standard & Poor's 500 Index and is equal to $9,663 as of October 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, before sales charge, and is equal to $7,868 as of October 31, 2004.
The third line represents the value of the same hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, after sales charge, and is equal to $7,472 as of October 31, 2004. The fourth line represents the NASDAQ Biotechnology Index and is equal to $7,338 as of October 31, 2004.]

                                    Class B     Class C 1
Period beginning                     3-1-01      3-1-01
Without sales charge                 $7,670      $7,670
With maximum sales charge             7,440       7,670
Index 1                               9,663       9,663
Index 2                               7,338       7,338

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Nasdaq Biotechnology Index -- Index 2 -- is an unmanaged index that represents the largest and most actively traded Nasdaq biotechnology stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on April 30, 2004, with the same investment held until October 31, 2004.


Account value                                              Expenses paid
$1,000.00                             Ending value         during period
on 4-30-04                             on 10-31-04        ended 10-31-04 1
--------------------------------------------------------------------------
Class A                                    $876.30                 $7.55
Class B                                     873.60                 10.83
Class C                                     873.60                 10.83


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on April 30, 2004, with the same investment held until October 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.


Account value                                              Expenses paid
$1,000.00                             Ending value         during period
on 4-30-04                             on 10-31-04        ended 10-31-04 1
--------------------------------------------------------------------------
Class A                                  $1,017.09                 $8.11
Class B                                   1,013.57                 11.64
Class C                                   1,013.57                 11.64

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.30% and 2.30% for Class A, Class B, Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2004

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 95.21%                                                                                      $19,776,244
(Cost $17,245,155)

Biotechnology 66.85%                                                                                       13,884,994
Abgenix, Inc. (I)                                                                              31,000         282,410
Alkermes, Inc. (I)                                                                             11,000         136,070
Amgen, Inc. (I)                                                                                48,000       2,726,400
Amylin Pharmaceuticals, Inc. (I)(L)                                                             6,000         127,800
Applera Corp.-Celera Genomics Group (I)                                                        30,000         384,600
AtheroGenics, Inc. (I)(L)                                                                       8,500         254,490
Biogen Idec, Inc. (I)                                                                          22,500       1,308,600
Celgene Corp. (I)                                                                              17,000         503,540
Cephalon, Inc. (I)                                                                              9,000         429,030
Charles River Laboratories International, Inc. (I)                                              4,000         187,160
Eyetech Pharmaceuticals, Inc. (I)(L)                                                            6,500         275,860
Genentech, Inc. (I)                                                                            20,000         910,600
Genzyme Corp. (I)                                                                              16,000         839,520
Gilead Sciences, Inc. (I)                                                                      32,000       1,108,160
Human Genome Sciences, Inc. (I)                                                                10,000         102,900
Kosan Biosciences, Inc. (I)                                                                    30,000         187,500
Martek Biosciences Corp. (I)                                                                    6,500         305,864
Medarex, Inc. (I)(L)                                                                           32,500         247,325
MedImmune, Inc. (I)                                                                            10,000         284,200
Millennium Pharmaceuticals, Inc. (I)(L)                                                        30,000         389,400
Nabi Biopharmaceuticals (I)                                                                     9,900         137,115
Neurocrine Biosciences, Inc. (I)(L)                                                             9,000         418,950
OSI Pharmaceuticals, Inc. (I)(L)                                                                8,000         519,840
Protein Design Labs, Inc. (I)                                                                  22,000         421,300
QIAGEN N.V. (Netherlands) (I)                                                                  20,000         212,800
Sepracor, Inc. (I)(L)                                                                          10,000         459,300
Telik, Inc. (I)(L)                                                                              7,000         129,150


See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Biotechnology (continued)
Vicuron Pharmaceuticals, Inc. (I)                                                              15,500        $217,310
ZymoGenetics, Inc. (I)                                                                         20,000         377,800

Health Care Equipment 9.95%                                                                                 2,067,000
Affymetrix, Inc. (I)(L)                                                                        18,000         549,000
Applera Corp.-Applied Biosystems Group                                                         12,500         238,500
Caliper Life Sciences, Inc. (I)                                                                60,000         420,000
EPIX Pharmaceuticals, Inc. (I)                                                                  6,000          93,780
Fisher Scientific International, Inc. (I)(L)                                                    4,000         229,440
Gen-Probe, Inc. (I)                                                                            12,000         420,480
Invitrogen Corp. (I)                                                                            2,000         115,800

Health Care Services 4.65%                                                                                    965,600
Accredo Health, Inc. (I)                                                                       10,000         230,300
Cytokinetics, Inc. (I)                                                                         18,500         166,500
Nektar Therapeutics (I)                                                                        20,000         288,200
Onyx Pharmaceuticals, Inc. (I)                                                                 10,000         280,600

Health Care Supplies 0.20%                                                                     42,500
Retractable Technologies, Inc. (I)                                                             10,000          42,500

Pharmaceuticals 13.56%                                                                                      2,816,150
ARIAD Pharmaceuticals, Inc. (I)                                                                25,000         141,750
Enzon Pharmaceuticals, Inc. (I)                                                                15,000         242,550
ICOS Corp. (I)(L)                                                                               6,000         135,120
Medicines Co. (The) (I)                                                                        19,000         506,160
MGI Pharma, Inc. (I)(L)                                                                         8,000         213,360
Nuvelo, Inc. (I)                                                                               33,000         302,940
Rigel Pharmaceuticals, Inc. (I)                                                                20,000         480,000
Salix Pharmaceuticals, Ltd. (I)                                                                 9,000         144,270
Teva Pharmaceutical Industries Ltd., American Depositary Receipt (ADR) (Israel)                25,000         650,000


See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                                             Interest       Par value
Issuer, description, maturity date                                           rate               (000)           Value
Short-term investments 24.57%                                                                              $5,102,676
(Cost $5,102,676)

Joint Repurchase Agreement 5.62%                                                                            1,167,000
Investment in a joint repurchase agreement transaction with
Morgan Stanley -- Dated 10-29-04, due 11-01-04
(secured by U.S. Treasury Bond 8.125% due 08-15-19
and U.S. Treasury Note 5.875% due 11-15-04 and U.S.
Treasury Inflation Indexed Bonds 3.375% thru 3.625%
due 04-15-28 thru 04-15-32, and U.S. Treasury Inflation
Indexed Notes 3.375% thru 3.875% due 01-15-09
thru 01-15-12)                                                               1.770%            $1,167       1,167,000


                                                                                               Shares
Cash Equivalents 18.95%                                                                                     3,935,676
AIM Cash Investment Trust (T)                                                               3,935,676       3,935,676

Total investments 119.78%                                                                                 $24,878,920

Other assets and liabilities, net (19.78%)                                                                ($4,108,862)

Total net assets 100.00%                                                                                  $20,770,058


(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of October 31, 2004.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

October 31, 2004
(unaudited)

This table shows the
Fund's investments
as a percentage
of net assets,
aggregated by
various industries.


Industry distribution          Value as a percentage of Fund's net assets
-------------------------------------------------------------------------
Biotechnology                                                      66.85%
Health Care Equipment                                               9.95
Health Care Services                                                4.65
Health Care Supplies                                                0.20
Pharmaceuticals                                                    13.56
Short-term investments                                             24.57


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

October 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


Assets
Investments at value (cost $22,347,831)
including $3,856,536 of securities loaned                         $24,878,920
Cash                                                                      989
Receivable for shares sold                                              8,369
Interest receivable                                                       172
Receivable from affiliates                                             13,247
Other assets                                                              407

Total assets                                                       24,902,104

Liabilities
Payable for investments purchased                                     102,855
Payable for shares repurchased                                         22,261
Payable upon return of securities loaned                            3,935,676
Payable to affiliates
Management fees                                                        16,265
Distribution and service fees                                           2,153
Other                                                                   8,059
Other payables and accrued expenses                                    44,777

Total liabilities                                                   4,132,046

Net assets
Capital paid-in                                                    23,198,244
Accumulated net realized loss on investments                       (4,959,215)
Net unrealized appreciation of investments                          2,531,089
Accumulated net investment loss                                           (60)

Net assets                                                        $20,770,058

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($8,226,985 [DIV] 1,046,686 shares)                             $7.86
Class B ($8,799,514 [DIV] 1,147,551 shares)                             $7.67
Class C ($3,743,559 [DIV] 488,240 shares)                               $7.67

Maximum offering price per share
Class A 1 ($7.86 [DIV] 95%)                                             $8.27


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
October 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.


Investment income
Securities lending                                                    $15,184
Interest                                                               12,168
Dividends (net of foreign withholding taxes of $525)                    4,331

Total investment income                                                31,683

Expenses
Investment management fees                                            207,042
Class A distribution and service fees                                  29,159
Class B distribution and service fees                                  97,259
Class C distribution and service fees                                  35,591
Transfer agent fees                                                    96,824
Registration and filing fees                                           41,890
Professional fees                                                      21,515
Printing                                                               18,263
Custodian fees                                                         17,224
Miscellaneous                                                           7,017
Accounting and legal services fees                                      6,216
Trustees' fees                                                          1,183
Securities lending fees                                                   404

Total expenses                                                        579,587
Less expense reductions                                              (118,517)

Net expenses                                                          461,070

Net investment loss                                                  (429,387)

Realized and unrealized gain (loss)
Net realized gain on investments                                    2,324,411
Change in net unrealized appreciation (depreciation)
of investments                                                       (932,719)

Net realized and unrealized gain                                    1,391,692

Increase in net assets from operations                               $962,305


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.


                                                      Year          Year
                                                     ended         ended
                                                  10-31-03      10-31-04

Increase (decrease) in net assets
From operations

Net investment loss                              ($214,497)    ($429,387)
Net realized gain (loss)                        (1,112,209)    2,324,411
Change in net unrealized
appreciation (depreciation)                      4,607,427      (932,719)

Increase in net assets resulting
from operations                                  3,280,721       962,305
From Fund share transactions                     5,261,545       904,366

Net assets
Beginning of period                             10,361,121    18,903,387

End of period 1                                $18,903,387   $20,770,058


1 Includes accumulated net investment loss of $17 and $60, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          10-31-01 1  10-31-02    10-31-03    10-31-04
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.49       $5.55       $7.39
Net investment loss 2                                    (0.07)      (0.09)      (0.08)      (0.12)
Net realized and unrealized
gain (loss) on investments                               (0.44)      (3.84)       1.92        0.59
Total from
investment operations                                    (0.51)      (3.93)       1.84        0.47
Less distributions
From net investment income                                  --       (0.01)         --          --
Net asset value, end of period                           $9.49       $5.55       $7.39       $7.86
Total return 3,4 (%)                                     (5.10)5    (41.46)      33.15        6.36

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $6          $5          $8          $8
Ratio of expenses
to average net assets (%)                                 1.60 6      1.60        1.60        1.60
Ratio of adjusted expenses
to average net assets 7(%)                                4.34 6      2.59        2.65        2.12
Ratio of net investment loss
to average net assets (%)                                (1.15)6     (1.29)      (1.35)      (1.46)
Portfolio turnover (%)                                      63          97         130          80



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                          10-31-01 1  10-31-02    10-31-03    10-31-04
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.44       $5.49       $7.26
Net investment loss 2                                    (0.13)      (0.14)      (0.13)      (0.17)
Net realized and unrealized
gain (loss) on investments                               (0.43)      (3.81)       1.90        0.58
Total from
investment operations                                    (0.56)      (3.95)       1.77        0.41
Net asset value, end of period                           $9.44       $5.49       $7.26       $7.67
Total return 3,4 (%)                                     (5.60)5    (41.84)      32.24        5.65

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $4          $4          $8          $9
Ratio of expenses
to average net assets (%)                                 2.30 6      2.30        2.30        2.30
Ratio of adjusted expenses
to average net assets 7(%)                                5.05 6      3.29        3.35        2.82
Ratio of net investment
loss to average net assets (%)                           (2.01)6     (1.99)      (2.05)      (2.16)
Portfolio turnover (%)                                      63          97         130          80



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                          10-31-01 1  10-31-02    10-31-03    10-31-04
Per share operating performance
Net asset value,
beginning of period                                     $10.00       $9.44       $5.49       $7.26
Net investment loss 2                                    (0.13)      (0.14)      (0.13)      (0.17)
Net realized and unrealized
gain (loss) on investments                               (0.43)      (3.81)       1.90        0.58
Total from
investment operations                                    (0.56)      (3.95)       1.77        0.41
Net asset value, end of period                           $9.44       $5.49       $7.26       $7.67
Total return 3,4 (%)                                     (5.60)5    (41.84)      32.24        5.65

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $2          $2          $2          $4
Ratio of expenses
to average net assets (%)                                 2.30 6      2.30        2.30        2.30
Ratio of adjusted expenses
to average net assets 7(%)                                5.05 6      3.29        3.35        2.82
Ratio of net investment
loss to average net assets (%)                           (2.07)6     (1.99)      (2.05)      (2.16)
Portfolio turnover (%)                                      63          97         130          80


1 Class A, Class B and Class C shares began operations on 3-1-01.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.

NOTES TO
STATEMENTS


Note A
Accounting policies

John Hancock Biotechnology Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2004, the Fund loaned securities having a market value of $3,856,536 collateralized by cash in the amount of $3,935,676. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,431,628 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 -- $3,046,491 and October 31, 2011 -- $1,385,137.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2004, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's total expenses excluding the distribution and service fees, to 1.30% of the Fund's average daily net asset value, on an annual basis, at least until February 28, 2005. Accordingly, the expense reduction related to the total expense limitation amounted to $118,517 for the year ended October 31, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2004, JH Funds received net up-front sales charges of $76,596 with regard to sales of Class A shares. Of this amount, $11,828 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $60,031 was paid as sales commissions to unrelated broker-dealers and $4,737 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended October 31, 2004, JH Funds received net up-front sales charges of $6,678 with regard to sales of Class C shares. Of this amount, $6,487 was paid as sales commissions to unrelated broker-dealers and $191 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2004, CDSCs received by JH Funds amounted to $25,546 for Class B shares and $1,979 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., ("Signature Services") an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended October 31, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $6,216. The Fund also paid the Adviser the amount of $369 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 10-31-03                     Year ended 10-31-04
                           Shares             Amount              Shares              Amount
Class A shares
Sold                      559,783         $3,876,141             995,092          $8,365,725
Repurchased              (274,305)        (1,674,677)         (1,047,383)         (8,849,637)
Net increase (decrease)   285,478         $2,201,464             (52,291)          ($483,912)

Class B shares
Sold                      715,050         $4,927,300             588,836          $4,817,701
Repurchased              (354,315)        (2,274,524)           (585,849)         (4,633,982)
Net increase              360,735         $2,652,776               2,987            $183,719

Class C shares
Sold                      111,436           $716,782             248,261          $1,998,289
Repurchased               (52,642)          (309,477)           (100,421)           (793,730)
Net increase               58,794           $407,305             147,840          $1,204,559

Net increase              705,007         $5,261,545              98,536            $904,366


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2004, aggregated $17,482,336 and $17,673,959, respectively.

The cost of investments owned on October 31, 2004, including short-term investments, for federal income tax purposes, was $22,875,417. Gross unrealized appreciation and depreciation of investments aggregated $3,493,712 and $1,490,209, respectively, resulting in net unrealized appreciation of $2,003,503. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended October 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $20, a decrease in accumulated net investment loss of $429,344 and a decrease in capital paid-in of $429,364. This represents the amounts necessary to report these balances on a tax basis, ex clud ing certain temporary differences, as of October 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and net operating loss. The calculation of net investment loss per share in the Fund's Financial Highlights excludes these adjustments.

Note F
Subsequent event

A special meeting of shareholders was held on December 1, 2004, at which time one or more new Trustees were elected to the Fund's Board of Trustees. Several Trustees had reached the age for mandatory retirement and plan to retire in 2004 and 2005. The Board of Trustees recommended and shareholders approved a proposal to consolidate the two panels into one Board of Trustees for all open-end funds within the John Hancock funds complex. The effective date for the newly elected Trustees to the Fund will be January 1, 2005.

AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Biotechnology Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Biotechnology Fund (the "Fund") at October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2004.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                      Number of
Position(s) held with Fund                                                                  Trustee         John Hancock
Principal occupation(s) and other                                                           of Fund       funds overseen
directorships during past 5 years                                                           since 1           by Trustee
Charles L. Ladner, 2 Born: 1938                                                              2004                     49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

Dennis S. Aronowitz, Born: 1931                                                              2001                     21
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp (since 1998).

Richard P. Chapman, Jr., Born: 1935                                                          2001                     21
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                              2001                     21
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc. (financial reinsurance) (until 2004); Director, Hudson City Savings Bank
(since 1995); Director, Hudson City Bancorp (since 1999); Trustee, Scholarship
Fund for Inner City Children (since 1986).

Richard A. Farrell, Born: 1932                                                               2001                     21
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and President, the Venture Capital Fund of NE (since 1980);
prior to 1980, headed the venture capital group at Bank of Boston Corporation;
Trustee, Marblehead Savings Bank (since 1994).


28




Name, age                                                                                                      Number of
Position(s) held with Fund                                                                  Trustee         John Hancock
Principal occupation(s) and other                                                           of Fund       funds overseen
directorships during past 5 years                                                           since 1           by Trustee
William F. Glavin, 2 Born: 1932                                                              2001                     21
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

John A. Moore, 2 Born: 1939                                                                  2001                     31
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                          2001                     31
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

John W. Pratt, Born: 1931                                                                    2001                     21
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).




Non-Independent Trustees 3

Name, age                                                                                                      Number of
Position(s) held with Fund                                                                  Trustee         John Hancock
Principal occupation(s) and other                                                           of Fund       funds overseen
directorships during past 5 years                                                           since 1           by Trustee
James A. Shepherdson, Born: 1952                                                             2004                     49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation (since 2004);
Chairman, Director, President and Chief Executive Officer, John Hancock
Advisers, LLC and The Berkeley Financial Group, LLC (holding company);
Chairman, Director, President and Chief Executive Officer, John Hancock
Funds, LLC; Chairman, President, Director and Chief Executive Officer,
Sovereign Asset Management Corporation ("SAMCorp"); Director, Chairman
and President, NM Capital Management, Inc.; President, John Hancock
Retirement Services, John Hancock Life Insurance Company (until 2004);
Chairman, Essex Corporation (until 2004); Co-Chief Executive Officer,
MetLife Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


29




Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                       Officer
Principal occupation(s) and                                                                                      of Fund
directorships during past 5 years                                                                                  since
William H. King, Born: 1952                                                                                         2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                         2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Financial Group, LLC;
Vice President, Signature Services (until 2000); Director, Senior Vice President and Secretary,
NM Capital Management, Inc.



The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov


Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110


How to contact us

Internet   www.jhfunds.com

Mail       Regular mail:                     Express mail:
           John Hancock                      John Hancock
           Signature Services, Inc.          Signature Services, Inc.
           1 John Hancock Way, Suite 1000    Mutual Fund Image Operations
           Boston, MA 02217-1000             529 Main Street
                                             Charlestown, MA 02129

Phone      Customer service representatives  1-800-225-5291
           24-hour automated information     1-800-338-8080
           TDD line                          1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of the John Hancock
Biotechnology Fund.


7300A  10/04
       12/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, October 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $45,200 for the fiscal year ended October 31, 2003 (broken out as follows:
John Hancock Biotechnology Fund - $17,000 and John Hancock Health Sciences Fund - $28,200) and $47,500 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock Biotechnology Fund - $17,850 and John Hancock Health Sciences Fund - $29,650). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2003 and fiscal year ended October 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $6,000 for the fiscal year ended October 31, 2003 (broken out as follows: John Hancock Biotechnology Fund - $3,000 and John Hancock Health Sciences Fund - $3,000) and $6,300 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock Biotechnology Fund - $3,150 and John Hancock Health Sciences Fund - $3,150). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2003 and fiscal year ended October 31, 2004 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2003 and October 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended October 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $6,000 for the fiscal year ended October 31, 2003 and $62,762 for the fiscal year ended October 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    December 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   December 21, 2004

By:
    -----------------------
    William H. King
    Vice President and Treasurer

Date:   December 21, 2004